Commitments and Contingencies - Right of Use Assets Under Non-cancellable Operating Lease Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Right of use assets under non-cancellable operating leases	$ 3,263
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Right of use assets under non-cancellable operating leases	616
After one year but not more than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Right of use assets under non-cancellable operating leases	1,279
More than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Right of use assets under non-cancellable operating leases	$ 1,368